CONSOLIDATED STATEMENT OF FINANCIAL POSITION - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Non-current assets
Intangible assets, net (Notes 12)	$ 2,818,354	$ 2,825,187	$ 2,610,703
Property, plant and equipment, net (Notes 13)	74,483	65,984	71,689
Investments in associates (Notes 14)	13,435	10,927	14,450
Other financial assets (Notes 19)	2,500	721	15,078
Deferred tax assets (Notes 15)	135,327	99,258	47,643
Other receivables (Notes 16)	173,393	118,074	117,291
Trade receivables (Notes 18)	4,244		51
Total non-current assets	3,221,736	3,120,151	2,876,905
Current assets
Inventories (Notes 17)	8,564	7,664	8,224
Other financial assets (Notes 19)	39,796	33,936	40,312
Other receivables (Notes 16)	183,062	137,207	56,901
Current tax assets	4,621	5,720	3,739
Trade receivables (Notes 18)	121,834	109,610	101,307
Cash and cash equivalents (Notes 20)	221,601	212,988	184,239
Total current assets	579,478	507,125	394,722
Total assets	3,801,214	3,627,276	3,271,627
EQUITY (Notes 24)
Share capital	1,500,000	20	20
Free distributable reserve	385,055	1,907,328	330,007
Currency translation adjustment	(217,300)	(188,721)	(156,731)
Legal reserves	2	2
Other reserves	(1,344,008)	(1,344,022)	248,677
Retained earnings	138,034	74,543	40,786
Total attributable to owners of the parent	461,783	449,150	462,759
Non-controlling interests	335,359	354,174	371,342
Total equity	797,142	803,324	834,101
Non-current liabilities
Borrowings (Notes 21)	1,113,655	965,672	960,316
Deferred tax liabilities (Notes 15)	148,301	144,393	145,777
Other liabilities (Notes 22)	1,006,792	1,049,448	847,301
Trade payables (Notes 23)	3,302	1,663	2,096
Total Non-current liabilities	2,272,050	2,161,176	1,955,490
Current liabilities
Borrowings (Notes 21)	372,790	141,569	127,250
Other liabilities (Notes 22)	209,486	347,307	226,572
Current tax liabilities	21,934	60,361	7,058
Trade payables (Notes 23)	127,812	113,539	121,156
Total current liabilities	732,022	662,776	482,036
Total liabilities	3,004,072	2,823,952	2,437,526
Total equity and liabilities	$ 3,801,214	$ 3,627,276	$ 3,271,627